UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2002

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 20, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total:  $10328
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      962    53250 SH       SOLE                    49850              3400
AOL Time Warner                COM              00184A105     1222    83071 SH       SOLE                    75141              7930
AT&T Corp                      COM              001957109      642    59978 SH       SOLE                    54869              5109
Agilent Technologies           COM              00846U101      382    16163 SH       SOLE                    14657              1506
American Express               COM              025816109     3095    85216 SH       SOLE                    79471              5745
Bank of America                COM              060505104     1327    18860 SH       SOLE                    17110              1750
Boeing Company                 COM              097023105     3210    71325 SH       SOLE                    66800              4525
Bristol Myers Squibb           COM              110122108     1154    44912 SH       SOLE                    41562              3350
Caterpillar, Inc               COM              149123101     2642    53979 SH       SOLE                    49534              4445
ChevronTexaco                  COM              166764100     1906    21535 SH       SOLE                    20395              1140
Cisco Systems                  COM              17275R102     1121    80368 SH       SOLE                    72215              8153
Citigroup Inc                  COM              172967101     2787    71922 SH       SOLE                    62519              9403
Coca-Cola                      COM              191216100     2017    36019 SH       SOLE                    32724              3295
Corp. Office Prop.             COM              22002t108      204    14000 SH       SOLE                     6000              8000
Diebold, Inc                   COM              253651103      697    18710 SH       SOLE                    17760               950
Disney, (Walt) Co              COM              254687106     2098   111026 SH       SOLE                   102526              8500
DuPont deNemours               COM              263534109     2061    46426 SH       SOLE                    43211              3215
Exxon Mobil Corp               COM              30231G102     3798    92823 SH       SOLE                    85433              7390
Ford Motor Co                  COM              345370860     1361    85045 SH       SOLE                    79288              5757
General Electric               COM              369604103     4343   149507 SH       SOLE                   140008              9499
General Motors                 COM              370442105     1518    28408 SH       SOLE                    25558              2850
Hewlett-Packard                COM              428236103      813    53213 SH       SOLE                    48883              4330
Hillenbrand Inds               COM              431573104      277     4925 SH       SOLE                     4925
Honeywell Inc.                 COM              438516106     1925    54635 SH       SOLE                    49935              4700
Int'l Business Mach            COM              459200101     2394    33255 SH       SOLE                    31465              1790
Intel Corp                     COM              458140100     2523   138081 SH       SOLE                   127736             10345
International Paper            COM              460146103     1727    39637 SH       SOLE                    36637              3000
JDS Uniphase Corp              COM              46612J101       97    36225 SH       SOLE                    34469              1756
JP Morgan Chase                COM              46625H100     2834    83557 SH       SOLE                    77825              5732
Johnson & Johnson              COM              478160104     3189    61014 SH       SOLE                    57144              3870
Lucent Technologies            COM              549463107      161    97100 SH       SOLE                    88164              8936
Matsushita Elec ADR            COM              576879209     1290    93300 SH       SOLE                    87100              6200
McDonalds Corp                 COM              580135101     1983    69698 SH       SOLE                    65658              4040
Merck                          COM              589331107     2960    58452 SH       SOLE                    52807              5645
Microsoft Corp                 COM              594918104     2053    37540 SH       SOLE                    34804              2736
Motorola, Inc                  COM              620076109     1137    78822 SH       SOLE                    74452              4370
Nestle SA ADR                  COM              641069406      212     3660 SH       SOLE                     3560               100
Nokia ADS                      COM              654902204     1439    99379 SH       SOLE                    92763              6616
Novartis AG ADR                COM              66987V109     1775    40490 SH       SOLE                    37010              3480
Pfizer Inc                     COM              717081103     2816    80468 SH       SOLE                    76045              4423
Procter & Gamble               COM              742718109     3213    35980 SH       SOLE                    33560              2420
RF Micro Devices               COM              749941100      288    37800 SH       SOLE                    34650              3150
Royal Dutch Pet ADR            COM              780257804     3012    54490 SH       SOLE                    50435              4055
Royal Phil Elec ADR            COM              500472303     3645   132073 SH       SOLE                   123636              8437
SAP AG ADR                     COM              803054204      551    22675 SH       SOLE                    21175              1500
Sony Corp ADR                  COM              835699307     2646    49828 SH       SOLE                    46358              3470
Tyco International             COM              902124106     1557   115234 SH       SOLE                   107544              7690
Tyson Foods Cl A               COM              902494103     3209   206925 SH       SOLE                   196920             10005
Unilever ADR                   COM              904784709      334     5150 SH       SOLE                     4550               600
United Technologies            COM              913017109     4257    62699 SH       SOLE                    58254              4445
Vivendi Univ. ADR              COM              92851S204      443    20625 SH       SOLE                    18580              2045
Wal-Mart Stores                COM              931142103    10111   183804 SH       SOLE                   172128             11676